COMMITMENTS - Additional Information (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 28, 2020 CAD ($)	Jan. 23, 2020 CAD ($)	Aug. 31, 2024 CAD ($) installment	Dec. 31, 2025 CAD ($)	May 25, 2025 CAD ($) installment
COMMITMENTS
Percentage of royalty buy back right	3.00%		3.00%	2.00%
Price of royalty buy back right	$ 4,306		$ 1,869
Percentage of royalty interest rate	1.00%
Percentage of royalty repurchased			1.00%
Percentage of contribution of net future positive cash flow after taxes to municipality		2.00%
Minimum payment		$ 400
Contractual capital commitments related to development of recreational center			$ 1,206		$ 1,000
Number of installments | installment			3		3
Remaining instalments balance				$ 200